Cash Flow Information 10Q	6 Months Ended
Jun. 30, 2011
Statement of Cash Flows, Supplemental Disclosures
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

NOTE 9.  Cash Flow Information

Cash paid during the six months ended June 30, 2011 and 2010, is as follows (interest paid in the six months ended June 30, 2011, excludes $178,585 which was paid to Oxford relating to termination of the term loan and was expensed as interest):

	Six Months Ended June 30,
	2011	2010

Interest	$127,040	$1,933

Income taxes	$—	$—

Supplemental disclosure of non-cash investing and financing activities for the six months ended June 30, 2011 and 2010, is as follows:

	Six Months Ended June 30,
	2011	2010

Warrant derivative liabilities transferred to equity on waiver of future anti-dilution rights	$315,803	$—

Conversion element bifurcated on issuance of convertible promissory notes	$11,495,163	$—

Interest converted to principal on convertible promissory notes	$74,253	$—

Beneficial conversion feature related to Series A-1 convertible preferred stock	$9,250,009	$—

Inventory transferred to property and equipment	$693,942	$—

Restricted stock forfeited to cover income tax liability	$30,437	$—

Accretion on Series A and B redeemable convertible preference shares of subsidiary associated with premium	$121,156	$144,313

Issuance to placement agents of warrants classified as derivative liabilities	$—	$2,200